COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES

Future minimum lease payments and future interest payments under non-cancellable equipment capital leases at June 30, 2020 and December 31, 2019, are payable as follows (in US$ thousands):

	As of June 30, 2020			As of December 31, 2019
	Future Minimum Lease Payments	Future Interest Payments	Total Payments	Future Minimum Lease Payments	Future Interest Payments	Total Payments
2020	$15,948	$1,414	$17,362	$22,930	$1,070	$24,000
2021	14,835	836	15,671	10,743	1,257	12,000
2022	3,214	445	3,659	-	-	-
2023	1,611	344	1,955	-	-	-
2024	315	133	448	-	-	-
2025	-	-	-	-	-	-
Thereafter	-	-	-	-	-	-
Total	$35,923	$3,172	$39,095	$33,673	$2,327	$36,000

Operating lease commitments

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at June 30, 2020 and December 31, 2019, respectively, are payable as follows (in US$ thousands):

	June 30, 2020	December 31, 2019
2020	$19,092	$23,201
2021	18,781	18,560
2022	2,820	2,780
2023	1,338	2,291
2024	1,338	2,292
2025	1,342	2,296
Thereafter	3,281	1,629
Total	$47,992	$53,049